Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation, Exchange Rate Used (Details) - Free Share X-Change Limited (Anguilla) [Member]	Sep. 30, 2019	Mar. 31, 2019
RM [Member]
Foreign currency exchange rate	4.1889	4.0828
CNY [Member]
Foreign currency exchange rate	6.9829	6.7114
Average Period [Member] | RM [Member]
Foreign currency exchange rate	4.1553	4.0758
Average Period [Member] | CNY [Member]
Foreign currency exchange rate	6.8995	6.7125